Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 sqft	Dec. 31, 2013	Dec. 31, 2015
Commitments And Contingencies Disclosure [Line Items]
Office and manufacturing lease (square footage)	26,400
Operating lease expiration date	Jan. 31, 2018
Security deposit	$ 267
Amount of prepaid expenses and other assets	89
Operating leases expiration year	2018
Rent expense	577	584
Scenario, Forecast [Member]
Commitments And Contingencies Disclosure [Line Items]
Security deposit			$ 134